Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0000783325
Registrant Name	WEC ENERGY GROUP, INC.
Registration File Number	333-281253
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES